Joint Ventures and Equity Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Joint Ventures and Equity Investments [Abstract]
Schedule of Consolidated Balance Sheet for the Company's Joint Venture

The Condensed Consolidated Balance Sheets for the Company’s joint ventures and equity investments at September 30, 2015 and December 31, 2014 are as follows:

	September 30, 2015	December 31, 2014
Assets:
Real estate assets, net	$158,781	$46,575
Other assets	41,709	15,225
Total assets	$200,490	$61,800
Liabilities and members' equity:
Mortgages payable	$107,737	$41,000
Other liabilities	17,892	16,602
Members' equity	74,861	4,198
Liabilities and members' equity	$200,490	$61,800

The Consolidated Balance Sheets for the Company’s joint ventures and equity investments at December 31, 2014 and 2013 are as follows:

	2014 (1)	2013
Assets:
Real estate assets, net	$46,575	$305,798
Other assets	15,225	100,560
Total assets	$61,800	$406,358
Liabilities and members' equity:
Mortgages payable	$41,000	$241,000
Other liabilities	16,602	84,608
Members' equity	4,198	80,750
Liabilities and members' equity	$61,800	$406,358

 (1)   The Consolidated Balance Sheet as of December 31, 2014 represents the Company’s interests in the Philips joint venture and the Gramercy European Property Fund, whereas the Consolidated Balance Sheet as of December 31, 2013 represents the Company’s interests in the Philips joint venture and the Bank of America Portfolio joint venture because the Bank of America Portfolio was consolidated into the Company’s Consolidated Balance subsequent to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio on June 9, 2014. The Gramercy European Property Fund commenced in December 2014 and does not have any balance sheet contribution as of December 31, 2014.

Schedule of Consolidated Income Statement for the Company's Joint Venture

The Condensed Consolidated Statements of Operations for the joint ventures and equity investments for the three and nine months ended September 30, 2015 and 2014 or partial period for acquisitions or dispositions which closed during these periods, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015 (1)	2014 (2)	2015 (1)	2014 (2)
Revenues	$1,975	$959	$4,249	$31,689
Operating expenses	375	-	903	14,204
Acquisition expenses	5,289	-	5,289	-
Interest	700	534	1,795	5,597
Depreciation	820	312	1,658	8,358
Total expenses	7,184	846	9,645	28,159
Net income (loss) from operations	(5,209)	113	(5,396)	3,530
Loss on derivatives	(591)	-	(591)	-
Net gain (loss) on disposals	-	-	-	(215)
Provision for taxes	(178)	-	(178)	(41)
Net income (loss)	$(5,978)	$113	$(6,165)	$3,274
Company's equity in net income (loss) within continuing operations	$(1,096)	$103	$(974)	$1,856

(1) The results of operations for the three and nine months ended September 30, 2015 include the Gramercy European Property Fund’s results for the period as the equity investment was formed by the Company and several investment partners in December 2014.

(2) The results of operations for the nine months ended September 30, 2014 include the Bank of America Portfolio joint venture’s results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio, on June 9, 2014, the results of operations for the Bank of America Portfolio are consolidated into the Company’s Condensed Consolidated Statements of Operations.

The Consolidated Statements of Operations for the joint ventures and equity investments for the years ended December 31, 2014, 2013 and 2012 or partial period for acquisitions or dispositions which closed during these periods, are as follows:

	2014 (1)	2013	2012
Revenues	$32,648	$71,839	$8,431
Operating expenses	14,204	37,459	6,551
Interest	6,130	18,328	4,136
Depreciation	8,671	18,469	2,290
Total expenses	29,005	74,256	12,977
Net income (loss) from operations	3,643	(2,417)	(4,546)
Net loss on disposals	(215)	(9,046)	-
Provision for taxes	(41)	-	-
Net income (loss)	$3,387	$(11,463)	$(4,546)
Company's equity in net income (loss) within continuing operations	$1,959	$(5,662)	$(2,904)
Company's equity in net loss within discontinued operations	$-	$(804)	$(5,611)

 (1)     The results of operations for the year ended December 31, 2014 includes the Bank of America joint venture’s results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio, the results of operations for the Bank of America Portfolio are consolidated into the Company’s Consolidated Statements of Operations.

Summary of Activity in Joint Ventures and Equity Investments

A summary of the activity during the three and nine months ended September 30, 2015 and 2014 related to the Company’s joint ventures and equity investments is as follows:

	As of September 30, 2015			As of December 31, 2014
	Gramercy European Property Fund	Philips Building	Total	Gramercy European Property Fund	Bank of America Portfolio	Philips Building	Total
Investment in joint venture or equity investment	$13,928	$-	$13,928	$-	$-	$-	$-

	Three Months ended September 30, 2015			Three Months ended September 30, 2014
	Gramercy European Property Fund	Philips Building	Total	Gramercy European Property Fund	Bank of America Portfolio	Philips Building	Total
Equity in net income (loss) of joint venture or equity investment	$(1,199)	$103	$(1,096)	$-	$-	$103	$103
Contributions to joint venture or equity investment	$12,755	$-	$12,755	$-	$-	$-	$-
Distributions from joint venture or equity investment	$-	$103	$103	$-	$-	$103	$103

	Nine Months ended September 30, 2015			Nine Months ended September 30, 2014
	Gramercy European Property Fund	Philips Building	Total	Gramercy European Property Fund	Bank of America Portfolio	Philips Building	Total
Equity in net income (loss) of joint venture or equity investment	$(1,283)	$309	$(974)	$-	$1,547	$309	$1,856
Contributions to joint venture or equity investment	$15,393	$-	$15,393	$-	$-	$-	$-
Distributions from joint venture or equity investment	$-	$309	$309	$-	$6,800	$309	$7,109